Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings (Loss) Per Share

25. Earnings (Loss) Per Share
Details of the calculation of the net income (loss) and the weighted average number of shares used in the EPS computations are as follows:

For the years ended December 31,	2023	2022
		(restated, see Note 2)
Common shareholders’ net income (loss) for basic earnings per share	$3,086	$2,871
Add: Increase in income due to convertible instruments(1)	10	10
Common shareholders’ net income (loss) on a diluted basis	$3,096	$2,881
Weighted average number of common shares outstanding for basic earnings per share (in millions)	586	586
Add: Dilutive impact of stock options(2) (in millions)	—	—
Dilutive impact of convertible instruments(1) (in millions)	3	3
Weighted average number of common shares outstanding on a diluted basis (in millions)	589	589
Basic earnings (loss) per share	$5.27	$4.90
Diluted earnings (loss) per share	$5.26	$4.89

(1)    The convertible instruments are the SLEECS B issued by SLCT I.
(2) Excludes the impact of 2 million stock options for the year ended December 31, 2023 (December 31, 2022 — 1 million, respectively) because these stock options were anti-dilutive for the period.